DIVIDEND DISTRIBUTION	12 Months Ended
Dec. 31, 2016
DIVIDEND DISTRIBUTION
DIVIDEND DISTRIBUTION

15.DIVIDEND DISTRIBUTION

In 2014, the Board of Directors of Yin Tian Xia Technology announced and distributed dividend of RMB 100 million.

Prior to the completion of Reorganization, the Board of Directors of Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology announced dividend of RMB 831.88 million in 2015. As at December 31, 2015, outstanding dividend payable was RMB 126.88 million, which was paid subsequently in February 2016.

No dividend was announced during the year ended December 31, 2016.